Reserves - Schedule of Reserves (Details) - Reserve [Member] - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Reserves - Schedule of Reserves (Details) [Line Items]
Foreign currency translation reserve	$ (4,412,218)	$ (3,591,785)
NASDAQ listing reserve	43,998,710
Share-based payment reserve	790,690
Total	$ 40,377,182	$ (3,591,785)